Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2012
Estimated Useful Lives of Assets

Depreciation is computed on a straight-line basis over the estimated useful lives of assets as follows:

Classification	Years
Land	Indefinite
Buildings and leasehold improvements	Shorter of lease term or 15 to 50 years
Plant and machinery	3 to 10 years
Electronic equipment, furniture and fixtures	3 to 8 years
Motor vehicles	5 years

Movements in Accrued Warranty Provision

Movements in accrued warranty provision which is included in other payables on the consolidated balance sheets as of December 31, 2010, 2011 and 2012 were as follows:

	December 31,
	2010	2011	2012
Balance, beginning of year	$4,172	$5,822	$9,342
Warranty liabilities assumed in connection with acquisitions	—	15	—
Provision made during the year	9,007	13,165	12,714
Settlement made during the year	(7,357)	(9,660)	(10,789)
Foreign currency translation adjustments	—	—	150

Balance, end of year	$5,822	$9,342	$11,417

Net Capitalized Software Development Costs

Net capitalized software development costs as of December 31, 2011 and 2012 consisted of the following:

	December 31,
	2011	2012
Capitalized software development costs	$33,046	$45,203
Less: Accumulated amortization	(2,779)	(7,055)

Total net capitalized software development costs	$30,267	$38,148

Estimated Fair Values of Financial Assets and Liabilities Classified Under Appropriate Level of Fair Value Hierarchy

The estimated fair values of the Company’s financial assets and liabilities classified under the appropriate level of the fair value hierarchy as described above was as follows:

	Fair Value Measurements Using
	Total Fair Value	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
As of December 31, 2010
Cash and cash equivalents	$137,502	$137,502	$—	$—
Short-term investments	296,003	—	296,003	—
Long-term bank loan	—	—	—	—
As of December 31, 2011
Cash and cash equivalents	124,311	124,311	—	—
Short-term investments	479,173	—	479,173	—
Long-term bank loan	35,025	—	35,025	—
As of December 31, 2012
Cash and cash equivalents Restricted cash	247,859 7,246	247,859 7,246	— —	— —
Restricted investment	14,282	—	14,282	—
Short-term investments	615,003	—	615,003	—
Long-term bank loan	50,039	—	50,039	—